Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail)	Dec. 31, 2019	Dec. 31, 2018
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	30.00%	18.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	12.00%	30.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	58.00%	52.00%